UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® U.S. Equity Central Fund Fidelity® U.S. Equity Central Fund

This annual shareholder report contains information about Fidelity® U.S. Equity Central Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Equity Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

  •U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
  •Against this backdrop, security selection was the primary detractor versus the benchmark, especially within the information technology sector. Subpar picks among health care stocks, primarily within the health care equipment & services industry, also hurt. Further weighing on the portfolio's relative result were investment choices in consumer staples and materials. The fund's position in cash was a notable detractor as well.
  •The biggest stock-specific relative detractor was an underweight stake in Nvidia (+192%), one of the fund's largest holdings. Not owning Broadcom, a benchmark component that gained approximately 88%, also proved detrimental. An overweight in Penumbra (-48%) hurt as well.
  •In contrast, the biggest contributor to performance versus the benchmark was stock selection in communication services. Picks among industrials and financials firms also boosted the fund's relative performance.
  •The top individual relative contributor was an outsized position in Micron Technology (+110%). Not owning Johnson & Johnson, a benchmark component that returned -9%, was another plus. An underweight in benchmark heavyweight Apple (+9%) also helped, though the stock remained one of the fund's biggest holdings at period end.
  •Notable changes in positioning include decreased exposure to consumer staples stocks.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 18, 2020 through June 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® U.S. Equity Central Fund	21.24%	14.37%
MSCI U.S. Investable Market 2500 Index	23.25%	15.02%
MSCI USA Index	24.10%	14.80%
A   From September 18, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$19,324,685,325
Number of Holdings	371
Total Advisory Fee	$0
Portfolio Turnover	44%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.5
Financials	13.1
Health Care	11.8
Consumer Discretionary	10.1
Industrials	9.8
Communication Services	9.2
Consumer Staples	5.5
Energy	4.1
Real Estate	2.6
Materials	2.4
Utilities	2.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.5
Apple Inc	4.8
Alphabet Inc Class A	4.1
Amazon.com Inc	4.1
NVIDIA Corp	4.1
Meta Platforms Inc Class A	2.7
Exxon Mobil Corp	1.7
JPMorgan Chase & Co	1.5
Unitedhealth Group Inc	1.3
Boston Scientific Corp	1.3
33.1

How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

Effective March 1, 2024, the fund's management contract was amended to remove the fee the investment adviser received from investing funds.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913371.100    6211-TSRA-0824

Item 2.

Code of Ethics

As of the end of the period, June 30, 2024, Fidelity Central Investment Portfolios LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity U.S. Equity Central Fund (the “Fund”):

Services Billed by Deloitte Entities

June 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity U.S. Equity Central Fund	$46,400	$-	$8,700	$1,100

June 30, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity U.S. Equity Central Fund	$50,000	$-	$8,000	$1,100

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

	June 30, 2024A	June 30, 2023 A
Audit-Related Fees	$200,000	$80,000
Tax Fees	$-	$-
All Other Fees	$1,929,500	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	June 30, 2024A	June 30, 2023A
Deloitte Entities	$6,208,300	$2,057,100

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® U.S. Equity Central Fund

Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® U.S. Equity Central Fund
Consolidated Schedule of Investments June 30, 2024
Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.2%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	3,343,600	63,896,196
GCI Liberty, Inc. Class A (Escrow) (a)(b)	264,647	3
		63,896,199
Entertainment - 1.5%
Lions Gate Entertainment Corp. Class B (c)	463,126	3,968,990
Lionsgate Studios Corp.	57,800	465,868
Lionsgate Studios Corp. (a)	218,214	1,758,805
Live Nation Entertainment, Inc. (c)	57,100	5,352,554
Netflix, Inc. (c)	136,405	92,057,006
Roblox Corp. (c)	329,600	12,264,416
Roku, Inc. Class A (c)	111,000	6,652,230
Sea Ltd. ADR Class A (c)	525,000	37,495,500
Spotify Technology SA (c)	44,800	14,057,792
The Walt Disney Co.	907,620	90,117,590
TKO Group Holdings, Inc.	179,512	19,385,501
Ubisoft Entertainment SA (c)	487,700	10,675,859
		294,252,111
Interactive Media & Services - 7.2%
Alphabet, Inc. Class A	4,367,500	795,540,125
Bumble, Inc. (c)	400,100	4,205,051
Match Group, Inc. (c)	116,600	3,542,308
Meta Platforms, Inc. Class A	1,029,325	519,006,252
Pinterest, Inc. Class A (c)	302,900	13,348,803
Reddit, Inc. Class B	236,672	15,120,974
Snap, Inc. Class A (c)	2,061,700	34,244,837
		1,385,008,350
Media - 0.2%
Altice U.S.A., Inc. Class A (c)	5,095,804	10,395,440
Ibotta, Inc.	8,100	608,796
Liberty Broadband Corp. Class A (c)	375,853	20,521,574
		31,525,810
TOTAL COMMUNICATION SERVICES		1,774,682,470
CONSUMER DISCRETIONARY - 10.2%
Automobile Components - 0.1%
Adient PLC (c)	270,845	6,692,580
Aptiv PLC (c)	245,500	17,288,110
		23,980,690
Automobiles - 0.8%
Tesla, Inc. (c)	814,010	161,076,299
Broadline Retail - 4.1%
Amazon.com, Inc. (c)	4,075,968	787,680,816
Etsy, Inc. (c)	183,000	10,793,340
		798,474,156
Distributors - 0.1%
LKQ Corp.	363,100	15,101,329
Hotels, Restaurants & Leisure - 2.3%
Airbnb, Inc. Class A (c)	178,500	27,065,955
Aramark	128,797	4,381,674
Booking Holdings, Inc.	17,323	68,625,065
Caesars Entertainment, Inc. (c)	363,658	14,451,769
Churchill Downs, Inc.	277,964	38,803,774
Domino's Pizza, Inc.	71,919	37,133,937
Flutter Entertainment PLC (c)	69,900	12,781,359
Hilton Worldwide Holdings, Inc.	217,003	47,350,055
Marriott International, Inc. Class A	205,376	49,653,756
McDonald's Corp.	121,490	30,960,512
Red Rock Resorts, Inc.	298,700	16,407,591
Restaurant Brands International, Inc.	384,900	27,122,079
Starbucks Corp.	274,300	21,354,255
Yum! Brands, Inc.	328,800	43,552,848
		439,644,629
Household Durables - 0.1%
D.R. Horton, Inc.	131,420	18,521,021
Leisure Products - 0.1%
Brunswick Corp.	112,300	8,172,071
Specialty Retail - 1.8%
Five Below, Inc. (c)	109,929	11,978,963
Foot Locker, Inc.	376,500	9,382,380
Lowe's Companies, Inc.	604,261	133,215,380
The Home Depot, Inc.	154,134	53,059,088
TJX Companies, Inc.	1,062,476	116,978,608
Valvoline, Inc. (c)	481,971	20,821,147
		345,435,566
Textiles, Apparel & Luxury Goods - 0.8%
lululemon athletica, Inc. (c)	112,567	33,623,763
LVMH Moet Hennessy Louis Vuitton SE	12,991	9,974,374
NIKE, Inc. Class B	592,610	44,665,016
PVH Corp.	353,821	37,459,029
Tapestry, Inc.	705,861	30,203,792
		155,925,974
TOTAL CONSUMER DISCRETIONARY		1,966,331,735
CONSUMER STAPLES - 5.5%
Beverages - 2.1%
Boston Beer Co., Inc. Class A (c)	108,550	33,113,178
Brown-Forman Corp. Class B (non-vtg.)	234,200	10,115,098
Constellation Brands, Inc. Class A (sub. vtg.)	94,466	24,304,212
Diageo PLC	405,984	12,745,465
Keurig Dr. Pepper, Inc.	2,805,901	93,717,093
Monster Beverage Corp. (c)	631,756	31,556,212
PepsiCo, Inc.	291,300	48,044,109
The Coca-Cola Co.	2,447,491	155,782,802
		409,378,169
Consumer Staples Distribution & Retail - 0.8%
Albertsons Companies, Inc.	465,800	9,199,550
Alimentation Couche-Tard, Inc. (multi-vtg.)	343,200	19,259,138
BJ's Wholesale Club Holdings, Inc. (c)	42,800	3,759,552
Dollar Tree, Inc. (c)	31,300	3,341,901
Performance Food Group Co. (c)	326,902	21,611,491
Target Corp.	198,800	29,430,352
Walgreens Boots Alliance, Inc.	233,900	2,829,021
Walmart, Inc.	1,008,300	68,271,993
		157,702,998
Food Products - 0.7%
Archer Daniels Midland Co.	377,700	22,831,965
Lamb Weston Holdings, Inc.	295,600	24,854,048
Mondelez International, Inc.	419,812	27,472,497
Nomad Foods Ltd.	434,407	7,159,027
The J.M. Smucker Co.	283,700	30,934,648
The Real Good Food Co. LLC:
Class B (b)(c)	146,056	1
Class B unit (c)(d)	146,056	73,057
The Simply Good Foods Co. (c)	22,300	805,699
TreeHouse Foods, Inc. (c)	286,203	10,486,478
Tyson Foods, Inc. Class A	224,300	12,816,502
		137,433,922
Household Products - 1.0%
Energizer Holdings, Inc.	1,276,515	37,708,253
Procter & Gamble Co.	906,693	149,531,810
The Clorox Co.	33,800	4,612,686
		191,852,749
Personal Care Products - 0.5%
Estee Lauder Companies, Inc. Class A	301,900	32,122,160
Kenvue, Inc.	3,473,700	63,151,866
		95,274,026
Tobacco - 0.4%
Altria Group, Inc.	191,367	8,716,767
British American Tobacco PLC sponsored ADR	643,000	19,887,990
Philip Morris International, Inc.	441,153	44,702,033
		73,306,790
TOTAL CONSUMER STAPLES		1,064,948,654
ENERGY - 4.1%
Energy Equipment & Services - 0.3%
Expro Group Holdings NV (c)	699,100	16,023,372
TechnipFMC PLC	529,200	13,838,580
Weatherford International PLC (c)	243,600	29,828,820
		59,690,772
Oil, Gas & Consumable Fuels - 3.8%
Africa Oil Corp.	7,522,657	13,417,114
Athabasca Oil Corp. (c)	5,707,200	21,609,807
Exxon Mobil Corp.	2,843,338	327,325,071
Galp Energia SGPS SA	1,371,500	28,967,293
Hess Corp.	236,475	34,884,792
Imperial Oil Ltd. (e)	907,100	61,850,289
Kosmos Energy Ltd. (c)	1,892,573	10,484,854
MEG Energy Corp. (c)	2,225,350	47,612,291
PBF Energy, Inc. Class A	210,400	9,682,608
Phillips 66 Co.	277,959	39,239,472
Shell PLC ADR	920,600	66,448,908
Sunoco Logistics Partners, LP	143,200	8,096,528
Valero Energy Corp.	351,686	55,130,297
		724,749,324
TOTAL ENERGY		784,440,096
FINANCIALS - 13.1%
Banks - 5.0%
Bancorp, Inc., Delaware (c)	759,900	28,693,824
Bank of America Corp.	4,046,114	160,913,954
Bank of Ireland Group PLC	2,584,300	27,034,465
Citigroup, Inc.	1,055,333	66,971,432
Citizens Financial Group, Inc.	912,529	32,878,420
East West Bancorp, Inc.	296,109	21,684,062
JPMorgan Chase & Co.	1,350,644	273,181,255
KeyCorp	2,511,641	35,690,419
M&T Bank Corp.	385,570	58,359,875
Piraeus Financial Holdings SA (c)	3,343,502	12,167,162
PNC Financial Services Group, Inc.	423,141	65,789,963
Popular, Inc.	513,500	45,408,805
Starling Bank Ltd. Series D (a)(b)(c)	4,618,325	17,922,736
Wells Fargo & Co.	1,848,887	109,805,399
		956,501,771
Capital Markets - 3.2%
Bank of New York Mellon Corp.	710,901	42,575,861
Cboe Global Markets, Inc.	241,030	40,989,562
Charles Schwab Corp.	295,300	21,760,657
Coinbase Global, Inc. (c)	51,395	11,421,511
Intercontinental Exchange, Inc.	621,400	85,063,446
London Stock Exchange Group PLC	155,300	18,415,223
LPL Financial	156,136	43,608,785
MarketAxess Holdings, Inc.	214,547	43,023,110
Moody's Corp.	78,745	33,146,133
Morgan Stanley	1,275,395	123,955,640
Northern Trust Corp.	368,000	30,904,640
State Street Corp.	687,700	50,889,800
Tradeweb Markets, Inc. Class A	222,300	23,563,800
UBS Group AG (e)	823,167	24,316,353
Virtu Financial, Inc. Class A	824,601	18,512,292
		612,146,813
Consumer Finance - 0.3%
Discover Financial Services	309,979	40,548,353
OneMain Holdings, Inc.	363,904	17,645,705
		58,194,058
Financial Services - 2.7%
Apollo Global Management, Inc.	667,140	78,769,220
Block, Inc. Class A (c)	1,313,149	84,684,979
Fiserv, Inc. (c)	372,736	55,552,573
Global Payments, Inc.	243,692	23,565,016
Jumo World Holding Ltd. (a)(b)	999,839	1,859,701
Jumo World Ltd. (b)(c)	998	0
Marqeta, Inc. Class A (c)	3,492,112	19,136,774
PayPal Holdings, Inc. (c)	268,900	15,604,267
Visa, Inc. Class A	941,457	247,104,219
		526,276,749
Insurance - 1.9%
Arthur J. Gallagher & Co.	176,331	45,724,392
Beazley PLC	2,490,152	22,286,432
Chubb Ltd.	351,752	89,724,900
Fairfax Financial Holdings Ltd. (sub. vtg.)	35,471	40,352,751
Hartford Financial Services Group, Inc.	463,947	46,645,231
Marsh & McLennan Companies, Inc.	302,458	63,733,950
Reinsurance Group of America, Inc.	138,576	28,445,496
Unum Group	759,681	38,827,296
		375,740,448
TOTAL FINANCIALS		2,528,859,839
HEALTH CARE - 11.6%
Biotechnology - 2.1%
Alnylam Pharmaceuticals, Inc. (c)	175,000	42,525,000
Argenx SE ADR (c)	76,000	32,683,040
Ascendis Pharma A/S sponsored ADR (c)	240,000	32,731,200
Blueprint Medicines Corp. (c)	170,000	18,322,600
Cargo Therapeutics, Inc.	334,300	5,489,206
Caris Life Sciences, Inc. (a)(b)(c)	227,063	588,093
Cytokinetics, Inc. (c)	370,000	20,046,600
Exact Sciences Corp. (c)	540,000	22,815,000
Immunocore Holdings PLC ADR (c)	140,000	4,744,600
Janux Therapeutics, Inc. (c)	228,000	9,550,920
Keros Therapeutics, Inc. (c)	160,000	7,312,000
Legend Biotech Corp. ADR (c)	825,000	36,539,250
Merus BV (c)	285,000	16,863,450
Nuvalent, Inc. Class A (c)	180,000	13,654,800
Regeneron Pharmaceuticals, Inc. (c)	94,000	98,796,820
Spyre Therapeutics, Inc. (c)	150,000	3,526,500
Vaxcyte, Inc. (c)	400,000	30,204,000
Xenon Pharmaceuticals, Inc. (c)	330,000	12,866,700
		409,259,779
Health Care Equipment & Supplies - 3.2%
Atricure, Inc. (c)	71,400	1,625,778
Boston Scientific Corp. (c)	3,320,000	255,673,200
Edwards Lifesciences Corp. (c)	370,000	34,176,900
Glaukos Corp. (c)	280,000	33,138,000
Inspire Medical Systems, Inc. (c)	144,000	19,271,520
Insulet Corp. (c)	240,000	48,432,000
Intuitive Surgical, Inc. (c)	98,000	43,595,300
Masimo Corp. (c)	218,000	27,454,920
Medical Microinstruments, Inc. warrants 2/16/31 (a)(b)(c)	4,627	56,912
Penumbra, Inc. (c)	410,000	73,787,700
Stryker Corp.	235,000	79,958,750
		617,170,980
Health Care Providers & Services - 2.6%
agilon health, Inc. (c)	2,520,064	16,481,219
Centene Corp. (c)	525,000	34,807,500
Cigna Group	208,000	68,758,560
CVS Health Corp.	620,000	36,617,200
LifeStance Health Group, Inc. (c)	2,800,000	13,748,000
McKesson Corp.	34,000	19,857,360
Privia Health Group, Inc. (c)	1,350,000	23,463,000
Surgery Partners, Inc. (c)	1,120,000	26,644,800
UnitedHealth Group, Inc.	506,500	257,940,190
		498,317,829
Health Care Technology - 0.2%
Phreesia, Inc. (c)	600,000	12,720,000
Veeva Systems, Inc. Class A (c)	118,000	21,595,180
		34,315,180
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. (c)	780,000	15,171,000
Bruker Corp.	270,000	17,228,700
Danaher Corp.	530,000	132,420,500
Eden Biologics, Inc. (b)(c)	1,008,062	0
IQVIA Holdings, Inc. (c)	108,000	22,835,520
Thermo Fisher Scientific, Inc.	60,000	33,180,000
		220,835,720
Pharmaceuticals - 2.4%
AstraZeneca PLC (United Kingdom)	235,000	36,573,769
Chime Biologics Wuhan Co. Ltd. (b)(c)	1,008,062	525,029
Eli Lilly & Co.	261,500	236,756,870
Merck & Co., Inc.	1,120,000	138,656,000
Royalty Pharma PLC	560,000	14,767,200
UCB SA	200,000	29,708,153
		456,987,021
TOTAL HEALTH CARE		2,236,886,509
INDUSTRIALS - 9.7%
Aerospace & Defense - 2.3%
Axon Enterprise, Inc. (c)	60,900	17,919,216
General Dynamics Corp.	154,600	44,855,644
General Electric Co.	725,500	115,332,735
HEICO Corp. Class A	113,361	20,123,845
Howmet Aerospace, Inc.	643,100	49,923,853
Lockheed Martin Corp.	96,900	45,261,990
RTX Corp.	141,900	14,245,341
The Boeing Co. (c)	314,700	57,278,547
TransDigm Group, Inc.	59,300	75,762,273
		440,703,444
Air Freight & Logistics - 0.2%
FedEx Corp.	118,600	35,561,024
Building Products - 0.9%
Carlisle Companies, Inc.	47,478	19,238,560
The AZEK Co., Inc. Class A, (c)	412,300	17,370,199
Trane Technologies PLC	421,010	138,482,819
		175,091,578
Commercial Services & Supplies - 0.4%
Cintas Corp.	28,628	20,047,043
Waste Connections, Inc. (United States)	308,472	54,093,650
		74,140,693
Construction & Engineering - 0.4%
EMCOR Group, Inc.	52,100	19,020,668
Quanta Services, Inc.	137,900	35,039,011
Willscot Mobile Mini Holdings (c)	486,000	18,293,040
		72,352,719
Electrical Equipment - 1.2%
AMETEK, Inc.	648,932	108,183,454
Eaton Corp. PLC	266,000	83,404,300
GE Vernova LLC	191,950	32,921,345
Vertiv Holdings Co.	203,300	17,599,681
		242,108,780
Ground Transportation - 1.3%
CSX Corp.	1,714,578	57,352,634
Old Dominion Freight Lines, Inc.	430,566	76,037,956
Uber Technologies, Inc. (c)	903,700	65,680,916
Union Pacific Corp.	246,100	55,682,586
		254,754,092
Machinery - 2.7%
Caterpillar, Inc.	250,383	83,402,577
Chart Industries, Inc. (c)	127,800	18,446,652
Deere & Co.	194,000	72,484,220
Dover Corp.	478,900	86,417,505
Fortive Corp.	685,294	50,780,285
Ingersoll Rand, Inc.	1,105,000	100,378,200
Parker Hannifin Corp.	223,900	113,250,859
		525,160,298
Professional Services - 0.1%
ExlService Holdings, Inc. (c)	446,730	14,009,453
Trading Companies & Distributors - 0.2%
FTAI Aviation Ltd.	120,100	12,397,923
Watsco, Inc.	85,100	39,421,724
		51,819,647
TOTAL INDUSTRIALS		1,885,701,728
INFORMATION TECHNOLOGY - 27.5%
Communications Equipment - 0.1%
Ciena Corp. (c)	458,886	22,109,127
IT Services - 1.9%
Capgemini SA	260,017	51,649,137
Cognizant Technology Solutions Corp. Class A	699,677	47,578,036
EPAM Systems, Inc. (c)	280,200	52,708,422
MongoDB, Inc. Class A (c)	231,800	57,940,728
Okta, Inc. (c)	587,253	54,972,753
Shopify, Inc. Class A (c)	172,900	11,420,045
Snowflake, Inc. (c)	326,000	44,039,340
Twilio, Inc. Class A (c)	899,138	51,080,030
X Holdings Corp. Class A (a)(b)(c)	31,890	927,999
		372,316,490
Semiconductors & Semiconductor Equipment - 6.7%
Advanced Micro Devices, Inc. (c)	364,271	59,088,399
Analog Devices, Inc.	735,161	167,807,850
ASML Holding NV (depository receipt)	29,400	30,068,262
Lattice Semiconductor Corp. (c)	163,300	9,469,767
Marvell Technology, Inc.	338,244	23,643,256
Microchip Technology, Inc.	371,404	33,983,466
Micron Technology, Inc.	806,011	106,014,627
NVIDIA Corp.	6,285,800	776,547,732
ON Semiconductor Corp. (c)	908,852	62,301,805
Skyworks Solutions, Inc.	94,859	10,110,072
SolarEdge Technologies, Inc. (c)(e)	351,100	8,868,786
		1,287,904,022
Software - 14.0%
Adobe, Inc. (c)	418,349	232,409,603
Atlassian Corp. PLC Class A, (c)	447,900	79,224,552
Autodesk, Inc. (c)	334,832	82,854,178
Bill Holdings, Inc. (c)	533,873	28,092,397
BlackLine, Inc. (c)	828,744	40,152,647
Constellation Software, Inc.	7,190	20,717,165
Constellation Software, Inc. warrants 3/31/40 (b)(c)	9,990	1
Datadog, Inc. Class A (c)	240,657	31,210,806
Dynatrace, Inc. (c)	475,400	21,269,396
Elastic NV (c)	400,800	45,655,128
Five9, Inc. (c)	1,478,592	65,205,907
Gen Digital, Inc.	1,298,110	32,426,788
HubSpot, Inc. (c)	106,173	62,619,774
Microsoft Corp.	3,209,959	1,434,691,173
Palo Alto Networks, Inc. (c)	169,390	57,424,904
PTC, Inc. (c)	90,857	16,505,991
Salesforce, Inc.	922,738	237,235,940
Tenable Holdings, Inc. (c)	1,375,166	59,929,734
Unity Software, Inc. (c)(e)	1,172,000	19,056,720
Workday, Inc. Class A (c)	337,589	75,471,397
Workiva, Inc. (c)	703,400	51,341,166
		2,693,495,367
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	4,435,332	934,169,626
TOTAL INFORMATION TECHNOLOGY		5,309,994,632
MATERIALS - 2.3%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	95,189	24,563,521
Axalta Coating Systems Ltd. (c)	691,100	23,614,887
Cabot Corp.	128,800	11,835,432
Corteva, Inc.	338,600	18,264,084
Dow, Inc.	624,100	33,108,505
Ecolab, Inc.	189,400	45,077,200
Element Solutions, Inc.	807,500	21,899,400
Linde PLC	197,500	86,664,975
The Chemours Co. LLC	670,600	15,135,442
Tronox Holdings PLC	786,800	12,344,892
Westlake Corp.	62,400	9,036,768
		301,545,106
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	34,322	18,595,660
Containers & Packaging - 0.1%
Aptargroup, Inc.	122,200	17,206,982
Avery Dennison Corp.	58,700	12,834,755
		30,041,737
Metals & Mining - 0.5%
First Quantum Minerals Ltd.	854,880	11,229,263
Franco-Nevada Corp.	99,700	11,820,723
Freeport-McMoRan, Inc.	666,900	32,411,340
Ivanhoe Mines Ltd. (c)	961,300	12,402,284
Nucor Corp.	129,600	20,487,168
Steel Dynamics, Inc.	100,100	12,962,950
		101,313,728
TOTAL MATERIALS		451,496,231
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Agree Realty Corp.	4,100	253,954
Crown Castle, Inc.	652,200	63,719,940
CubeSmart	961,015	43,409,048
Equinix, Inc.	78,500	59,393,100
Equity Lifestyle Properties, Inc.	315,800	20,568,054
Four Corners Property Trust, Inc.	1,242,303	30,647,615
Invitation Homes, Inc.	708,600	25,431,654
Mid-America Apartment Communities, Inc.	253,200	36,108,852
Omega Healthcare Investors, Inc.	441,500	15,121,375
Prologis, Inc.	486,651	54,655,774
Ryman Hospitality Properties, Inc.	134,000	13,381,240
SITE Centers Corp.	1,994,800	28,924,600
Tanger, Inc.	418,400	11,342,824
Terreno Realty Corp.	176,100	10,421,598
Ventas, Inc.	660,300	33,846,978
		447,226,606
Real Estate Management & Development - 0.3%
CoStar Group, Inc. (c)	80,900	5,997,926
Jones Lang LaSalle, Inc. (c)	222,820	45,740,490
		51,738,416
TOTAL REAL ESTATE		498,965,022
UTILITIES - 2.2%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	243,119	21,331,261
Constellation Energy Corp.	165,743	33,193,351
Edison International	337,679	24,248,729
Entergy Corp.	187,800	20,094,600
Eversource Energy	343,200	19,462,872
Exelon Corp.	317,500	10,988,675
FirstEnergy Corp.	476,679	18,242,505
NextEra Energy, Inc.	958,017	67,837,184
NRG Energy, Inc.	170,824	13,300,357
PG&E Corp.	1,550,306	27,068,343
Pinnacle West Capital Corp.	73,700	5,629,206
PPL Corp.	596,900	16,504,285
Southern Co.	301,755	23,407,135
		301,308,503
Gas Utilities - 0.1%
Southwest Gas Holdings, Inc.	91,800	6,460,884
UGI Corp.	238,600	5,463,940
		11,924,824
Independent Power and Renewable Electricity Producers - 0.2%
NextEra Energy Partners LP	423,198	11,697,193
The AES Corp.	614,300	10,793,251
Vistra Corp.	272,578	23,436,256
		45,926,700
Multi-Utilities - 0.4%
Ameren Corp.	62,500	4,444,375
NiSource, Inc.	495,502	14,275,413
Public Service Enterprise Group, Inc.	284,156	20,942,297
Sempra	447,406	34,029,700
		73,691,785
TOTAL UTILITIES		432,851,812
TOTAL COMMON STOCKS (Cost $11,509,651,497)		18,935,158,728

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd.:
Series E (a)(b)(c)	388,096	12,027,095
Series F (a)(b)(c)	160,054	4,960,073
Saluda Medical, Inc. Series E (a)(b)(c)	301,188	2,093,257
Thriveworks TopCo LLC Series B (a)(b)(c)(f)	141,317	1,375,014
		20,455,439
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Asimov, Inc. Series B (a)(b)(c)	35,044	1,524,064
Caris Life Sciences, Inc. Series D (a)(b)(c)	1,077,331	2,790,287
Cleerly, Inc. Series C (a)(b)(c)	411,426	4,435,172
Element Biosciences, Inc. Series C (a)(b)(c)	195,016	2,094,472
ElevateBio LLC Series C (a)(b)(c)	626,000	1,915,560
Inscripta, Inc. Series E (a)(b)(c)	423,474	1,270,422
		14,029,977
Health Care Equipment & Supplies - 0.0%
Medical Microinstruments, Inc. Series C (a)(b)	92,546	3,040,136
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (a)(b)(c)	416,172	1,956,008
Health Care Technology - 0.0%
Aledade, Inc.:
Series B1 (a)(b)(c)	67,586	2,674,378
Series E1 (a)(b)(c)	14,822	586,507
Omada Health, Inc. Series E (a)(b)(c)	597,550	2,270,690
Wugen, Inc. Series B (a)(b)(c)	155,150	595,776
		6,127,351
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (a)(b)(c)	1,112,588	945,700
TOTAL HEALTH CARE		26,099,172
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $65,898,907)		46,554,611

Corporate Bonds - 0.1%
	Principal Amount (g)	Value ($)
Convertible Bonds - 0.0%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Galvanize Therapeutics 6% 2/28/27 (a)(b)	973,100	1,006,185

Nonconvertible Bonds - 0.1%
FINANCIALS - 0.1%
Financial Services - 0.1%
Ant International Co. Ltd. 3.55% 8/14/24 (a)(b)	7,721,395	7,721,395

TOTAL CORPORATE BONDS (Cost $8,694,495)		8,727,580

U.S. Treasury Obligations - 0.0%
	Principal Amount (g)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.33% 7/5/24 to 9/26/24 (h) (Cost $2,641,711)	2,650,000	2,641,714

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (i)	292,805,756	292,864,317
Fidelity Securities Lending Cash Central Fund 5.38% (i)(j)	22,722,426	22,724,699
TOTAL MONEY MARKET FUNDS (Cost $315,589,016)		315,589,016

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $11,902,475,626)	19,308,671,649
NET OTHER ASSETS (LIABILITIES) - 0.1%	16,013,676
NET ASSETS - 100.0%	19,324,685,325

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	157	Sep 2024	43,343,775	138,233	138,233

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $78,396,440 or 0.4% of net assets.

(b)	Level 3 security
(c)	Non-income producing
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,057 or 0.0% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,872,165.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	2,587,915

Aledade, Inc. Series E1	5/20/22	738,349

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	7,721,395

Asimov, Inc. Series B	10/29/21	3,247,902

Caris Life Sciences, Inc.	10/06/22	1,271,553

Caris Life Sciences, Inc. Series D	5/11/21	8,726,381

Circle Internet Financial Ltd. Series E	5/11/21	6,298,800

Circle Internet Financial Ltd. Series F	5/09/22	6,744,676

Cleerly, Inc. Series C	7/08/22	4,846,845

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	5,910,953

Element Biosciences, Inc. Series C	6/21/21	4,008,885

ElevateBio LLC Series C	3/09/21	2,626,070

Galvanize Therapeutics Series B	3/29/22	1,926,207

Galvanize Therapeutics 6% 2/28/27	2/28/24	973,100

GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Inscripta, Inc. Series E	3/30/21	3,739,275

Jumo World Holding Ltd.	9/06/23	999,839

Lionsgate Studios Corp.	12/22/23	2,101,401

Medical Microinstruments, Inc. warrants 2/16/31	2/16/24	0

Medical Microinstruments, Inc. Series C	2/16/24	3,084,901

Omada Health, Inc. Series E	12/22/21	3,582,432

Saluda Medical, Inc. Series E	4/06/23	2,431,732

Starling Bank Ltd. Series D	6/18/21	8,257,037

Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	4,060,362

Wugen, Inc. Series B	7/09/21	1,203,173

X Holdings Corp. Class A	10/27/21	2,390,803

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	205,039,854	3,454,199,190	3,366,379,648	13,991,857	4,921	-	292,864,317	0.6%
Fidelity Securities Lending Cash Central Fund 5.38%	65,705,738	595,888,984	638,870,023	342,739	-	-	22,724,699	0.1%
Total	270,745,592	4,050,088,174	4,005,249,671	14,334,596	4,921	-	315,589,016

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,774,682,470	1,774,682,467	-	3
Consumer Discretionary	1,966,331,735	1,956,357,361	9,974,374	-
Consumer Staples	1,064,948,654	1,052,203,188	12,745,465	1
Energy	784,440,096	755,472,803	28,967,293	-
Financials	2,549,315,278	2,478,495,017	30,582,385	40,237,876
Health Care	2,262,985,681	2,199,142,706	36,573,769	27,269,206
Industrials	1,885,701,728	1,885,701,728	-	-
Information Technology	5,309,994,632	5,257,417,495	51,649,137	928,000
Materials	451,496,231	451,496,231	-	-
Real Estate	498,965,022	498,965,022	-	-
Utilities	432,851,812	432,851,812	-	-

Corporate Bonds	8,727,580	-	-	8,727,580

U.S. Government and Government Agency Obligations	2,641,714	-	2,641,714	-

Money Market Funds	315,589,016	315,589,016	-	-
Total Investments in Securities:	19,308,671,649	19,058,374,846	173,134,137	77,162,666
Derivative Instruments: Assets
Futures Contracts	138,233	138,233	-	-
Total Assets	138,233	138,233	-	-
Total Derivative Instruments:	138,233	138,233	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	138,233	0
Total Equity Risk	138,233	0
Total Value of Derivatives	138,233	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
		June 30, 2024

Assets
Investment in securities, at value (including securities loaned of $21,906,942) - See accompanying schedule:
Unaffiliated issuers (cost $11,586,886,610)	$18,993,082,633
Fidelity Central Funds (cost $315,589,016)	315,589,016

Total Investment in Securities (cost $11,902,475,626)		$19,308,671,649
Cash		538,271
Foreign currency held at value (cost $954,987)		962,432
Receivable for investments sold		45,569,761
Receivable for fund shares sold		1,702,277
Dividends receivable		10,887,330
Interest receivable		258,489
Distributions receivable from Fidelity Central Funds		1,203,617
Other receivables		6,491
Total assets		19,369,800,317
Liabilities
Payable for investments purchased	$15,118,358
Payable for fund shares redeemed	6,972,475
Payable for daily variation margin on futures contracts	192,325
Other payables and accrued expenses	107,135
Collateral on securities loaned	22,724,699
Total liabilities		45,114,992
Net Assets		$19,324,685,325
Net Assets consist of:
Paid in capital		$11,033,563,283
Total accumulated earnings (loss)		8,291,122,042
Net Assets		$19,324,685,325
Net Asset Value, offering price and redemption price per share ($19,324,685,325 ÷ 141,340,729 shares)		$136.72
Consolidated Statement of Operations
		Year ended June 30, 2024
Investment Income
Dividends		$208,473,367
Interest		1,005,173
Income from Fidelity Central Funds (including $342,739 from security lending)		14,334,596
Total income		223,813,136
Expenses
Custodian fees and expenses	$121,494
Independent trustees' fees and expenses	85,833
Miscellaneous	5
Total expenses		207,332
Net Investment income (loss)		223,605,804
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,272,136,955
Fidelity Central Funds	4,921
Foreign currency transactions	218,205
Futures contracts	14,551,100
Total net realized gain (loss)		1,286,911,181
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,901,178,733
Assets and liabilities in foreign currencies	(157,629)
Futures contracts	(523,183)
Total change in net unrealized appreciation (depreciation)		1,900,497,921
Net gain (loss)		3,187,409,102
Net increase (decrease) in net assets resulting from operations		$3,411,014,906
Consolidated Statement of Changes in Net Assets

	Year ended June 30, 2024	Year ended June 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$223,605,804	$217,514,621
Net realized gain (loss)	1,286,911,181	700,450,915
Change in net unrealized appreciation (depreciation)	1,900,497,921	2,200,043,614
Net increase (decrease) in net assets resulting from operations	3,411,014,906	3,118,009,150
Distributions to shareholders	(1,060,981,097)	(445,588,465)

Affiliated share transactions
Proceeds from sales of shares	903,611,745	428,911,043
Reinvestment of distributions	1,060,981,097	445,588,465
Cost of shares redeemed	(1,689,398,232)	(3,480,179,601)

Net increase (decrease) in net assets resulting from share transactions	275,194,610	(2,605,680,093)
Total increase (decrease) in net assets	2,625,228,419	66,740,592

Net Assets
Beginning of period	16,699,456,906	16,632,716,314
End of period	$19,324,685,325	$16,699,456,906

Other Information
Shares
Sold	7,218,667	3,996,159
Issued in reinvestment of distributions	8,850,529	4,154,208
Redeemed	(13,607,009)	(31,903,995)
Net increase (decrease)	2,462,187	(23,753,628)

Consolidated Financial Highlights
Fidelity® U.S. Equity Central Fund

Years ended June 30,	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$120.25	$102.27	$132.73	$100.00
Income from Investment Operations
Net investment income (loss) B,C	1.60	1.47	1.41	1.05
Net realized and unrealized gain (loss)	22.76	19.57	(19.85)	33.21
Total from investment operations	24.36	21.04	(18.44)	34.26
Distributions from net investment income	(1.62)	(1.52)	(1.38)	(.87)
Distributions from net realized gain	(6.27)	(1.54)	(10.64)	(.66)
Total distributions	(7.89)	(3.06)	(12.02)	(1.53)
Net asset value, end of period	$136.72	$120.25	$102.27	$132.73
Total Return D,E	21.24%	20.95%	(15.73)%	34.47%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-%	-%	-%	-% I
Expenses net of fee waivers, if any H	- %	-%	-%	-% I
Expenses net of all reductions H	-%	-%	-%	-% I
Net investment income (loss)	1.28%	1.34%	1.10%	1.12% I
Supplemental Data
Net assets, end of period (000 omitted)	$19,324,685	$16,699,457	$16,632,716	$28,240,621
Portfolio turnover rate J	44%	31%	34% K	47% I,L

AFor the period September 18, 2020 (commencement of operations) through June 30, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
LThe portfolio turnover rate does not include the assets acquired in the merger.
Notes to Consolidated Financial Statements

For the period ended June 30, 2024

1. Organization.
Fidelity U.S. Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2024, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,918,340,669
Gross unrealized depreciation	(560,223,779)
Net unrealized appreciation (depreciation)	$7,358,116,890
Tax Cost	$11,950,554,759

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$63,902,903
Undistributed long-term capital gain	$868,850,052
Net unrealized appreciation (depreciation) on securities and other investments	$7,358,369,087

The tax character of distributions paid was as follows:

	June 30, 2024	June 30, 2023
Ordinary Income	$223,390,008	$ 222,295,629
Long-term Capital Gains	837,591,089	223,292,836
Total	$1,060,981,097	$ 445,588,465

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity U.S. Equity Central Fund	1,375,014.01

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Equity Central Fund	7,525,873,105	8,191,948,738

6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity U.S. Equity Central Fund	113,796

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity U.S. Equity Central Fund	413,938,935	577,498,438	49,483,619

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity U.S. Equity Central Fund	16,676

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity U.S. Equity Central Fund	35,282	8,208	-
8. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Central Investment Portfolios LLC and the Shareholders of Fidelity U.S. Equity Central Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Fidelity U.S. Equity Central Fund (the "Fund"), a fund of Fidelity Central Investment Portfolios LLC, including the consolidated schedule of investments, as of June 30, 2024, the related consolidated statement of operations for the year then ended, the consolidated statement of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the three years in the period then ended and for the period from September 18, 2020 (commencement of operations) through June 30, 2021, and the related notes. In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from September 18, 2020 (commencement of operations) through June 30, 2021, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
August 16, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended June 30, 2024, $1,201,496,673, or, if subsequently determined to be different, the net capital gain of such year.

A total of 1.36% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $14,089,739 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 41%, 79%, 94%, and 94% of the dividends distributed in September, December, March, and June, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 69.32%, 85.68%, 100%, and 100% of the dividends distributed in September, December, March, and June, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 14.46%, 8.16%, 0%, and 0% of the dividends distributed in September, December, March, and June, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity U.S. Equity Central Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which eliminates the fee that FMR previously received from each investing fund's investment adviser. The Board noted the fund will continue to pay no management fee to FMR for services provided under the Management Contract.
Sub-Advisory Contracts. In connection with the Management Contract changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity U.S. Equity Central Fund
Each year, the Board of Directors, including the Independent Directors (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Directors), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Directors, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Directors, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.9900193.103
USE-ANN-0824

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2024